Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flow from operating activities:
Net loss	$ (7,746,593)	$ (6,526,014)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	71,562	82,356
Vested stock options and warrants	4,042,256	165,271
Equity instruments issued for management and consulting	359,133	721,330
Issuance of common stock in cashless warrant exchange		736,725
(Gain) loss on Sales of Equipment		(2,387)
Gain (loss) from sale of marketable securities	(1,837)	(4,716)
Changes in assets and liabilities:
Accounts receivable	(98,580)	(636)
Inventories	7,163	(40,468)
Prepaid expense and other assets	(141,329)	122,943
Accounts payable	(79,650)	(430,301)
Accrued expenses	(870,540)	791,459
Deferred revenue	(1,335)	2,998
Net cash used in operating activities	(4,459,750)	(4,381,440)
Cash flow from investing activities:
Purchase of marketable securities		(850,000)
Proceeds from sale of marketable securities	284,665	571,887
Purchase of certificates of deposit	(3,084,971)	(1,100,000)
Redemption of certificates of deposit	2,940,000	1,000,000
Advance on notes receivable	(1,737,512)
Purchase of fixed assets	(45,093)	(32,760)
Purchase of intangibles	(10,179)	(11,987)
Net cash provided by (used in) investing activities:	(1,653,090)	(422,860)
Cash flow from financing activities:
Net proceeds from issuance of preferred stock	1,300,001
Net proceeds from issuance of common stock	3,814,938	1,712,158
Net cash provided by financing activities	5,114,939	1,712,158
Net increase (decrease) in cash and cash equivalents	(997,901)	(3,092,142)
Cash at beginning of period	1,764,090	4,856,232
Cash at end of period	$ 766,189	$ 1,764,090